Notes Payable, Related Party Notes Payable, Convertible Bridge Loans Payable, Revenue Financing Arrangements (Details) - USD ($)	1 Months Ended	6 Months Ended
	Mar. 27, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate	1.00%
Notes Payable		$ 544,833	$ 875,000	$ 875,000
Principal amount	$ 272,020
Warrant issued		325,000
Stock Price		$ 0.25
Notes Payable 1 [Member]
Interest Rate		7.00%
Notes Payable			25,000	25,000
Principal amount		$ 25,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		234,767
Notes Payable 1 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 25,000
Notes Payable 1 [Member] | Principal
Stock issued for conversion of debt		$ 11,345
Notes Payable 2 [Member]
Interest Rate		15.00%
Notes Payable		$ 150,000	150,000	150,000
Principal amount		$ 200,000
Warrant issued		68,146
Stock Price		$ 0.73
Warrants expired date		Feb. 28, 2017
Notes Payable 3 [Member]
Interest Rate		15.00%
Notes Payable			500,000	500,000
Principal amount		$ 500,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		1,124,802
Warrant issued		681,461
Stock Price		$ 0.92
Warrants expired date		Feb. 28, 2017
Notes Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 373,065
Notes Payable 3 [Member] | Principal
Stock issued for conversion of debt		$ 500,000
Notes Payable 4 [Member]
Interest Rate		8.00%
Notes Payable		$ 200,000	200,000	$ 200,000
Principal amount		$ 200,000
Warrant issued		272,584
Stock Price		$ 0.92
Warrants expired date		Feb. 28, 2017
Notes Payable 5 [Member]
Interest Rate		1.00%
Notes Payable		$ 94,833
Principal amount		$ 94,833
Maturity Date		May 31, 2020
Notes Payable 6 [Member]
Interest Rate		12.00%
Notes Payable		$ 100,000
Principal amount		$ 100,000
Maturity Date		Dec. 31, 2020